DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1          -      DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Jazz US Holdings Inc. and its wholly-owned subsidiary, Jazz Semiconductor, Inc., an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz US Holdings Inc. and Jazz Semiconductor, Inc. collectively referred to herein as “Jazz”); and (2) since February 2016, Tower US Holdings is also the sole owner of TowerJazz Texas Inc. (“TJT”), as described in Note 3 below; and (ii) its 51% owned subsidiary, TowerJazz Panasonic Semiconductor Co., Ltd. (“TPSCo”), an independent semiconductor foundry which includes three semiconductor manufacturing facilities located in Tonami, Uozu and Arai, in Hokuriku Japan. Tower and its subsidiaries are collectively referred to as the “Company”.

The Company is a global specialty foundry leader manufacturing integrated circuits, offering a broad range of customizable process technologies including: SiGe, BiCMOS, mixed-signal/CMOS, RF CMOS, CMOS image sensor, integrated power management (BCD and 700V) and MEMS. The Company also provides a world-class design enablement platform for a quick and accurate design cycle, as well as Transfer Optimization and development Process Services (TOPS) to integrated device manufacturers (“IDMs”) and fabless companies that require capacity. To provide multi-fab sourcing and expanded capacity for its customers, the Company operates two manufacturing facilities in Israel (150mm and 200mm), two in the U.S. (200mm) and three in Japan through TPSCo (two 200mm and one 300mm), which provide leading edge 45nm CMOS, 65nm RF CMOS and 65nm 1.12um pixel technologies, including advanced image sensor technologies.

The Company operates in the semiconductor industry and competes internationally with dedicated foundry service providers, which in addition to providing leading edge CMOS process technologies, also have capacity for some specialty process technologies. The Company also competes with IDMs that have internal semiconductor manufacturing capacity or foundry operations. Several dedicated foundries have specialized operations and compete directly with the Company in certain areas, flows and technology capabilities. There are a number of smaller participants in the specialty process arena with specific analog focus. The Company believes that most of the large dedicated foundry service providers compete primarily in standard CMOS product types, while they also have capacity for specialty process technologies. As a result, the Company’s main industry competitors are smaller participants which focus on the specialty process analog arena.

Tower’s ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.

The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).